Commitments	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Commitments [Abstract]
COMMITMENTS

NOTE 11 – COMMITMENTS

Leases

OMAG maintains its corporate offices at 136 Madison Avenue, 5th Floor, New York, NY 10016. The premises are leased by OMAG under a month to month lease from an unaffiliated third party. LLC leases premises in Muscat, Oman from an unaffiliated third party under a one year lease which commenced in January 2017 which provides for an annual rental of $35,880. The Registrant’s rent expense for the six month periods ended June 30, 2017 and 2016 was $29,389 and $30,967, respectively.

Employment Agreements

The Registrant presently has no employment agreements with any person.

Pursuant to a prior employment agreement, OMAG was obligated to employ its President and Chief Executive Officer at an annual base salary of $125,000 plus an additional amount based on a combination of net sales and earnings before taxes. OMAG plans to enter into a new employment agreement with its President although the terms of such employment agreement have not yet been determined. OMAG has from time to time fully or partially suspended and accrued salary payments due to its President. For the years ended December 31, 2015 and 2016 the Registrant continued to accrue salary payable to Mr. Drohan on the basis of an annual salary of $125,000. On May 1, 2015 the Registrant paid its President $87,781 of accrued officer’s payroll and on May 16, 2015 the Registrant applied $120,000 of accrued officer’s payroll in exchange for the purchase of 100,000 restricted Common Shares of Omagine, Inc. stock at a purchase price of $1.20 per share. On April 5, 2016 the Registrant applied $50,400 of accrued officer’s payroll in exchange for the purchase of 56,000 restricted Common Shares of Omagine Inc. stock at a purchase price of $0.90 per share. On June 14, 2016 the Registrant paid its President $55,601 of accrued officer’s payroll. On February 1, 2017 the Registrant applied $51,000 of accrued officer’s payroll in exchange for the purchase of 100,000 restricted Common Shares of Omagine, Inc. stock at a purchase price of $0.51 per share. At June 30, 2017 and December 31, 2016, OMAG had unpaid accrued officer’s compensation due to its President of $99,905 and $88,405, respectively.

Pursuant to a prior employment agreement, OMAG was obligated to employ its Vice-President and Secretary at an annual base salary of $100,000. OMAG plans to enter into a new employment agreement with its Vice-President although the terms of such employment agreement have not yet been determined. OMAG has from time to time fully or partially suspended and accrued salary payments due to its Vice-President on the basis of an annual salary of $100,000. During 2015 the Registrant paid Mr. Kuczynski accrued officer’s payroll of $33,000 on March 26, $2,000 on September 9, $3,200 on October 2, and $2,500 on December 7, 2015. During 2016 the Registrant paid its Vice President accrued officer’s payroll of $32,000 on June 23, $2,700 on July 28, $1,000 on October 20, $6,000 on November 4, and $10,000 on December 9, 2016. On February 2, 2017 the Registrant applied $25,000 of accrued officer’s payroll in exchange for the purchase of 47,170 restricted Common Shares of Omagine, Inc. stock at a purchase price of $0.53 per share. At June 30, 2017 and December 31, 2016, OMAG had unpaid accrued officer’s compensation due to its Vice-President of $141,072 and $149,121, respectively.

OMAG has from time to time fully or partially suspended and accrued salary payments due to its Controller on the basis of an annual salary of $80,000. On January 14, 2015 the Registrant paid its Controller $25,000 of accrued officer’s payroll. On December 9, 2016 the Registrant paid the Controller $7,500 of accrued officer’s payroll. At June 30, 2017 and December 31, 2016, OMAG had unpaid accrued officer’s compensation due to its Controller of $222,100 and $182,100, respectively.

Equity Financing Agreements

Omagine, Inc. and YA were parties to a Stand-By Equity Distribution Agreement (the “2011 SEDA”) which was due to expire on September 1, 2014. On July 21, 2014, the 2011 SEDA was terminated by the mutual consent of OMAG and YA.

On April 22, 2014, OMAG and YA entered into a new Standby Equity Distribution Agreement on generally the same terms and conditions as the 2011 SEDA (the “2014 SEDA”). Unless earlier terminated in accordance with its terms, the 2014 SEDA was to terminate automatically on the earlier of (i) the first day of the month next following the 24-month anniversary of the “Effective Date” (as hereinafter defined) (i.e. February 1, 2017), or (ii) the date on which YA shall have made payment to OMAG of Advances pursuant to the 2014 SEDA in the aggregate amount of $5,000,000. On September 20, 2016, the Registrant and YA entered into an agreement amending the SEDA extending the term of the 2014 SEDA to February 1, 2019 or to such date on which YA shall have made payment to OMAG of Advances pursuant to the 2014 SEDA in the aggregate amount of $5,000,000 (the “Second SEDA Amendment”). On April 22, 2014, in satisfaction of a $150,000 commitment fee due pursuant to the 2014 SEDA, OMAG issued 85,822 restricted Common Shares to YA Global II SPV, LLC, which is an affiliate of YA (the “Affiliate”). On September 21, 2016 in satisfaction of a $150,000 commitment fee due pursuant to the Second SEDA Amendment, OMAG issued 161,290 restricted Common shares to the YA Affiliate. (See Note 8).

Pursuant to the terms of the 2014 SEDA, OMAG may in its sole discretion, and upon giving written notice to YA (an “Advance Notice”), periodically sell Common Shares to YA (“Shares”) at a per Share price (“Purchase Price”) equal to 95% of the lowest daily volume weighted average price (the “VWAP”) for a Common Share as quoted by Bloomberg, L.P. during the five (5) consecutive Trading Days (as such term is defined in the 2014 SEDA) immediately subsequent to the date of the relevant Advance Notice (the “Pricing Period”).

OMAG is not obligated to sell any Shares to YA but may, over the term of the 2014 SEDA and in its sole discretion, sell to YA that number of Shares valued at the Purchase Price from time to time in effect that equals up to five million dollars ($5,000,000) in the aggregate. YA is obligated under the 2014 SEDA to purchase such Shares from OMAG subject to certain conditions including (i) OMAG filing a registration statement with the SEC to register the resale by YA of the Shares sold to YA under the 2014 SEDA (“Registration Statement”), (ii) the SEC declaring such Registration Statement effective (the date of such declaration by the SEC being the “Effective Date”), (iii) OMAG certifying to YA at the time of each Advance Notice that OMAG has performed all covenants and agreements to be performed and has complied with all obligations and conditions contained in the 2014 SEDA, (iv) periodic sales of Shares to YA must be separated by a time period of at least five Trading Days, and (v) the dollar value of any individual periodic sale of Shares designated by OMAG in any Advance Notice may not exceed the greater of (a) two hundred thousand dollars ($200,000), or (b) the average of the “Daily Value Traded” for each of the five (5) Trading Days immediately preceding the date of the relevant Advance Notice, where Daily Value Traded is the product obtained by multiplying the number representing the daily trading volume of Common Shares for such Trading Day by the VWAP for a Common Share on such Trading Day.

Omagine Project

The Omagine Project is planned to be developed on one million square meters (equal to approximately 245 acres) of beachfront land facing the Gulf of Oman just west of the capital city of Muscat and nearby Muscat International Airport (the “Omagine Site”). LLC has signed a Development Agreement (“DA”) and a Usufruct Agreement (“UA”) for the Omagine Project with the Government of Oman. (See “Development Agreement and Usufruct Agreement” below). The Omagine Project is planned to be an integration of cultural, heritage, entertainment and residential components including a high-culture theme park and associated buildings, shopping and retail establishments, restaurants and approximately 2,100 residences.

Development Agreement and Usufruct Agreement

OMAG’s majority owned subsidiary, LLC, signed a DA with the Government of Oman in October 2014 for the development in Oman by LLC of the Omagine Project. The legal effectiveness of the DA was conditional upon its ratification by Oman’s Ministry of Finance, which Ratification occurred in March 2015. On July 1, 2015 (the “Operative Date”), the Government and LLC entered into the UA with respect to the land constituting the Omagine Site.

The Land Rights give LLC extensive rights over the land constituting the Omagine Site including the right to sell such land on a freehold basis. On July 2, 2015, the UA was registered by the Government and a Land Rights registration fee of 20,250 Omani Rials ($52,650) was paid by LLC to the Government (and expensed in the consolidated statements of operations for the three months ended September 30, 2015), which registration legally perfected LLC’s ownership of the Land Rights.

The five year period commencing on the Operative Date is a rent free period and thereafter LLC will pay annual rent to the Government based on only the built but unsold commercial area of the Omagine Project (approximately 150,000 square meters) or approximately 45,000 Omani Rials ($117,000) per year based on the current annual per square meter fee of 0.300 Omani Rials ($0.78). The term of the DA is 20 years and the term of the UA is 50 years (renewable) commencing from the Operative Date. The UA and the DA provisions relevant to the UA survive the expiration of the term of the DA.

The Operative Date of July 1, 2015 is the date from which all time periods for the execution by LLC of various tasks enumerated in the DA are to be measured. The continued legal effectiveness of the DA subsequent to the Operative Date is dependent upon the following milestone dates being achieved (any or all of which may be extended or waived by the Government): (1) LLC’s delivery to the Government within twelve months from the Operative Date of a term sheet with lenders for the financing of the first phase, any other phase or all of the Project, (2) LLC’s submission to the Ministry of Tourism of a social impact assessment within 8 months of the Operative Date and the Government’s approval thereof within 12 months of the Operative Date, (3) the Government’s approval within 12 months of the Operative Date of the development control plan for the Omagine Project, and (4) the transformation of LLC into a joint stock company within 12 months of the Operative Date. The Ministry of Tourism has not further extended the Operative Date. Company management has had informal discussions with the concerned government officials and assuming LLC succeeds in closing an equity transaction with RCA per the Shareholder Agreement or to replace CCC as an LLC investor, management expects LLC will be granted an extension of time on many of such due dates similar to the extension of the Operative Date to July 1. 2015 already previously granted by the Government.

Pursuant to the DA, LLC must substantially complete the construction of the seven Pearl buildings and one hotel (the “Minimum Build Obligation” or “MBO”) within 5 years of the Operative Date. Any material breach by LLC of its obligation to perform the MBO would constitute an event of default under the DA. The DA specifies that the principal construction contracts should be executed within one year of the Operative Date. LLC is required to provide written notice to the Government in certain circumstances, such as LLC’s change in an anticipated milestone date that would result in a substantial achievement of work to occur later than 60 days after such milestone date. The DA provides that the Government is required to grant reasonable requests for the extension of the terms of the DA in such circumstances.

The foregoing discussion of the terms of the DA and UA is not meant to be definitive or complete and is qualified in its entirety by reference to the complete texts of the DA and UA as filed by the Registrant with the SEC.

Omagine LLC Shareholder Agreement

OMAG and JOL organized LLC in Oman and capitalized it with an initial investment of twenty thousand (20,000) Omani Rials ($52,000). On April 20, 2011, OMAG, JOL, RCA and CCC entered into a shareholder agreement relating to LLC (the “Shareholder Agreement”).

Pursuant to the Shareholder Agreement, OMAG invested an additional 70,000 Omani Rials ($182,000) into LLC and agreed to make a further additional investment into LLC of 210,000 Omani Rials ($546,000) after the execution of the DA (the “OMAG Final Equity Investment”). As of June 30, 2017, OMAG had invested 300,000 Omani Rials ($780,000) into LLC. Pursuant to the Shareholder Agreement, RCA invested the value of the Land Rights as a non-cash “payment-in-kind” capital contribution to LLC on July 2, 2015.

Further pursuant to the Shareholder Agreement, RCA and CCC invested an aggregate of 60,000 Omani Rials ($156,000) into LLC and agreed, subject to certain conditions precedent, to make further additional investments into LLC in the aggregate amount of 26,628,125 Omani Rials ($69,233,125). As of the date hereof, CCC has defaulted on its obligation to make its Deferred Cash Investment into LLC and OMAG has exercised the OMAG Options to purchase all of the LLC shares owned by CCC. RCA has not yet made its Deferred Cash Investment into LLC which was due by July 17, 2016. OMAG and RCA anticipate agreement to an “Amended and Restated Shareholder Agreement” pursuant to which RCA will make its OR 7,640,625 [$19,865,625] Deferred Cash Investment. (See: Note 1).

The CCC Deferred Investment Obligation and the OMAG Options

The conditions precedent to CCC and RCA being required to make their agreed $69,233,125 aggregate additional investments (their “Deferred Equity Investments”) into LLC include (1) the execution of a construction contract on or before July 1, 2016 between LLC and CCC-Oman (the “CCC-Contract”) and (2) execution of a legally binding agreement between LLC and a lender pursuant to which such lender agrees to provide Debt Financing for the first phase or any or all phases of the Omagine Project in an amount sufficient to finance the first phase of the Omagine Project’s construction plus the installment payments due to OMAG for its Success Fee and Pre-Development Expense Amount (the “First Financing Agreement Date”).

The First Financing Agreement Date occurred on November 29, 2015 but the CCC-Contract was not executed on or before July 1, 2016 nor will it be executed and RCA and OMAG are presently in negotiations with investors which may lead to an “Amended and Restated Shareholder Agreement”.

The failure to execute the CCC-Contract by July 1, 2016 does not relieve RCA of its continuing obligation under the Shareholder Agreement (irrespective of such CCC-Contract failure) to make RCA’s approximately $20 million Deferred Investment into LLC; but it may (under certain conditions) relieve CCC of its obligation under the Shareholder Agreement to make its approximately $49 million Deferred Investment into LLC.

Additionally pursuant to the Shareholder Agreement, such failure of the CCC-Contract to occur on or before July 1, 2016 automatically and without any further action required by any party, triggered and activated on July 2, 2016 an option in favor of Omagine, Inc. (the “OMAG Option”) to purchase all LLC Shares presently owned by CCC at any time of OMAG’s choosing prior to July 1, 2017 at a price equal to CCC’s original purchase price of 22,500 Omani Rials ($58,500). Furthermore pursuant to the Shareholder Agreement, neither CCC-Oman nor CCC-Panama is permitted to sell any of such LLC Shares presently owned by them prior to July 2, 2017 to any Person other than Omagine, Inc., or to a purchaser designated by Omagine, Inc., in a sale made pursuant to the exercise of the OMAG Option. On April 3, 2017 OMAG exercised its option to purchase all of the shares of LLC owned by CCC-Oman and CCC-Panama. After the closing of the option purchase LLC will then have only two shareholders – OMAG and RCA.

Although RCA and OMAG are presently negotiating with an investor to replace CCC as an LLC investor, there is no assurance that it will happen. If agreement is not reached by RCA and OMAG on the matters presently under discussion with such investor, or if alternative financing is not obtained, or if alternative shareholder arrangements are not agreed, LLC may not be able to complete the Omagine Project and may not be able to recover the $718,614,000 value of the Land Rights included in the Registrant’s Consolidated Balance Sheet at June 30, 2017 and December 31, 2016 (See Note 2).

Further pursuant to the Shareholder Agreement, LLC is required to pay OMAG a Success Fee of $10,000,000 in five equal annual installments beginning on or within 10 days after the Draw Date and a Pre-Development Expense Amount to be determined (presently estimated at $17,920,114) payable 50% on or within 10 days after the Draw Date and 50% in five equal annual installments beginning on the first anniversary of the Draw Date. The Draw Date is defined as “the date upon which LLC draws and receives the first amount of Debt Financing pursuant to a Financing Agreement”. It is possible that the payment terms for the Pre-Development Expense Amount and the Success Fee may be modified.

NOTE 9 – COMMITMENTS

Leases

Omagine maintains its corporate offices at 136 Madison Avenue, 5th Floor, New York, NY 10016. The premises are leased by Omagine under a month to month lease from an unaffiliated third party. LLC leases premises in Muscat, Oman from an unaffiliated third party under a one year lease which commenced in January 2017 which provides for an annual rental of $35,880. The Company’s rent expense for the years ended December 31, 2016 and 2015 was $60,204 and $167,113, respectively.

Employment Agreements

The Company presently has no employment agreements with any person.

Pursuant to a prior employment agreement, Omagine was obligated to employ its President and Chief Executive Officer at an annual base salary of $125,000 plus an additional amount based on a combination of net sales and earnings before taxes. Omagine plans to enter into a new employment agreement with its President although the terms of such employment agreement have not yet been determined. Omagine has from time to time fully or partially suspended and accrued salary payments due to its President. For the years ended December 31, 2015 and 2016 the Company continued to accrue salary payable to Mr. Drohan on the basis of an annual salary of $125,000. On May 1, 2015 the Company paid its President $87,781 of accrued officer’s payroll and on May 16, 2015 the Company applied $120,000 of accrued officer’s payroll in exchange for the purchase of 100,000 restricted Common Shares of Omagine, Inc. stock at a purchase price of $1.20 per share. On April 5, 2016 the Company applied $50,400 of accrued officer’s payroll in exchange for the purchase of 56,000 restricted Common Shares of Omagine Inc. stock at a purchase price of $0.90 per share. On June 14, 2016 the Company paid its President $55,601 of accrued officer’s payroll. At December 31, 2016 and December 31, 2015, Omagine had unpaid accrued officer’s compensation due to its President of $88,405 and $115,131, respectively.

Pursuant to a prior employment agreement, Omagine was obligated to employ its Vice-President and Secretary at an annual base salary of $100,000. Omagine plans to enter into a new employment agreement with its Vice-President although the terms of such employment agreement have not yet been determined. Omagine has from time to time fully or partially suspended and accrued salary payments due to its Vice-President on the basis of an annual salary of $100,000. During 2015 the Company paid Mr. Kuczynski accrued officer’s payroll of $33,000 on March 26, $2,000 on September 9, $3,200 on October 2, and $2,500 on December 7, 2015. During 2016 the Company paid its Vice President accrued officer’s payroll of $32,000 on June 23, $2,700 on July 28, $1,000 on October 20, $6,000 on November 4, and $10,000 on December 9, 2016. At December 31, 2016 and December 31, 2015, Omagine had unpaid accrued officer’s compensation due to its Vice-President of $149,121 and $137,905, respectively.

Omagine has from time to time fully or partially suspended and accrued salary payments due to its Controller on the basis of an annual salary of $80,000. On January 14, 2015 the Company paid its Controller $25,000 of accrued officer’s payroll. On December 9, 2016 the Company paid the Controller $7,500 of accrued officer’s payroll. At December 31, 2016 and December 31, 2015, Omagine had unpaid accrued officer’s compensation due to its Controller of $182,100 and $136,798, respectively.

Equity Financing Agreements

Omagine, Inc. and YA were parties to a Stand-By Equity Distribution Agreement (the “2011 SEDA”) which was due to expire on September 1, 2014. On July 21, 2014, the 2011 SEDA was terminated by the mutual consent of Omagine and YA.

On April 22, 2014, Omagine and YA entered into a new Standby Equity Distribution Agreement on generally the same terms and conditions as the 2011 SEDA (the”2014 SEDA”). Unless earlier terminated in accordance with its terms, the 2014 SEDA was to terminate automatically on the earlier of (i) the first day of the month next following the 24-month anniversary of the “Effective Date” (as hereinafter defined) (i.e. February 1, 2017), or (ii) the date on which YA shall have made payment to Omagine of Advances pursuant to the 2014 SEDA in the aggregate amount of $5,000,000. On September 20, 2016, the Company and YA entered into an agreement amending the SEDA extending the term of the 2014 SEDA to February 1, 2019 or to such date on which YA shall have made payment to Omagine of Advances pursuant to the 2014 SEDA in the aggregate amount of $5,000,000 (the “Second SEDA Amendment”). On April 22, 2014, in satisfaction of a $150,000 commitment fee due pursuant to the 2014 SEDA, Omagine issued 85,822 restricted Common Shares to YA Global II SPV, LLC, which is an affiliate of YA (the “Affiliate”). On September 21, 2016 in satisfaction of a $150,000 commitment fee due pursuant to the Second SEDA Amendment, Omagine issued 161,290 restricted Common shares to the YA Affiliate. (See Note 6)

Pursuant to the terms of the 2014 SEDA, Omagine may in its sole discretion, and upon giving written notice to YA (an “Advance Notice”), periodically sell Common Shares to YA (“Shares”) at a per Share price (“Purchase Price”) equal to 95% of the lowest daily volume weighted average price (the “VWAP”) for a Common Share as quoted by Bloomberg, L.P. during the five (5) consecutive Trading Days (as such term is defined in the 2014 SEDA) immediately subsequent to the date of the relevant Advance Notice (the “Pricing Period”).

Omagine is not obligated to sell any Shares to YA but may, over the term of the 2014 SEDA and in its sole discretion, sell to YA that number of Shares valued at the Purchase Price from time to time in effect that equals up to five million dollars ($5,000,000) in the aggregate. YA is obligated under the 2014 SEDA to purchase such Shares from Omagine subject to certain conditions including (i) Omagine filing a registration statement with the SEC to register the resale by YA of the Shares sold to YA under the 2014 SEDA (“Registration Statement”), (ii) the SEC declaring such Registration Statement effective (the date of such declaration by the SEC being the “Effective Date”), (iii) Omagine certifying to YA at the time of each Advance Notice that Omagine has performed all covenants and agreements to be performed and has complied with all obligations and conditions contained in the 2014 SEDA, (iv) periodic sales of Shares to YA must be separated by a time period of at least five Trading Days, and (v) the dollar value of any individual periodic sale of Shares designated by Omagine in any Advance Notice may not exceed the greater of (a) two hundred thousand dollars ($200,000), or (b) the average of the “Daily Value Traded” for each of the five (5) Trading Days immediately preceding the date of the relevant Advance Notice, where Daily Value Traded is the product obtained by multiplying the number representing the daily trading volume of Common Shares for such Trading Day by the VWAP for a Common Share on such Trading Day.

Omagine Project

The Omagine Project is planned to be developed on one million square meters (equal to approximately 245 acres) of beachfront land facing the Gulf of Oman just west of the capital city of Muscat and nearby Muscat International Airport (the “Omagine Site”). LLC has signed a Development Agreement (“DA”) and a Usufruct Agreement (“UA”) for the Omagine Project with the Government of Oman. (See “Development Agreement and Usufruct Agreement” below). The Omagine Project is planned to be an integration of cultural, heritage, entertainment and residential components including a high-culture theme park and associated buildings, shopping and retail establishments, restaurants and approximately 2,100 residences.

Development Agreement and Usufruct Agreement

Omagine’s 60% owned subsidiary, LLC, signed a DA with the Government of Oman in October 2014 for the development in Oman by LLC of the Omagine Project. The legal effectiveness of the DA was conditional upon its ratification by Oman’s Ministry of Finance, which Ratification occurred in March 2015. On July 1, 2015 (the “Operative Date”), the Government and LLC entered into the UA with respect to the land constituting the Omagine Site.

The Land Rights give LLC extensive rights over the land constituting the Omagine Site including the right to sell such land on a freehold basis. On July 2, 2015, the UA was registered by the Government and a Land Rights registration fee of 20,250 Omani Rials ($52,650) was paid by LLC to the Government (and expensed in the consolidated statements of operations for the three months ended September 30, 2015), which registration legally perfected LLC’s ownership of the Land Rights.

The five year period commencing on the Operative Date is a rent free period and thereafter LLC will pay annual rent to the Government based on only the built but unsold commercial area of the Omagine Project (approximately 150,000 square meters) or approximately 45,000 Omani Rials ($117,000) per year based on the current annual per square meter fee of 0.300 Omani Rials ($0.78). The term of the DA is 20 years and the term of the UA is 50 years (renewable) commencing from the Operative Date. The UA and the DA provisions relevant to the UA survive the expiration of the term of the DA.

The Operative Date of July 1, 2015 is the date from which all time periods for the execution by LLC of various tasks enumerated in the DA are to be measured. The continued legal effectiveness of the DA subsequent to the Operative Date is dependent upon the following milestone dates being achieved (any or all of which may be extended or waived by the Government): (1) LLC’s delivery to the Government within twelve months from the Operative Date of a term sheet with lenders for the financing of the first phase, any other phase or all of the Project, (2) LLC’s submission to the Ministry of Tourism of a social impact assessment within 8 months of the Operative Date and the Government’s approval thereof within 12 months of the Operative Date, (3) the Government’s approval within 12 months of the Operative Date of the development control plan for the Omagine Project, and (4) the transformation of LLC into a joint stock company within 12 months of the Operative Date. Company management has had informal discussions with the concerned government officials and management is confident that given the present economic conditions in the region (of which the Government is keenly aware), the Company will be granted an extension of time on many of such due dates similar to the extension of the Operative Date to July 1. 2015 already previously granted by the Government.

Pursuant to the DA, LLC must substantially complete the construction of the seven Pearl buildings and one hotel (the “Minimum Build Obligation” or “MBO”) within 5 years of the Operative Date. Any material breach by LLC of its obligation to perform the MBO would constitute an event of default under the DA. The DA specifies that the principal construction contracts should be executed within one year of the Operative Date. LLC is required to provide written notice to the Government in certain circumstances, such as LLC’s change in an anticipated milestone date that would result in a substantial achievement of work to occur later than 60 days after such milestone date. The DA provides that the Government is required to grant reasonable requests for the extension of the terms of the DA in such circumstances.

The foregoing discussion of the terms of the DA and UA is not meant to be definitive or complete and is qualified in its entirety by reference to the complete texts of the DA and UA as filed by the Company with the SEC.

Omagine LLC Shareholder Agreement

Omagine and JOL organized LLC in Oman and capitalized it with an initial investment of twenty thousand (20,000) Omani Rials ($52,000). On April 20, 2011, Omagine, JOL and the New Investors entered into a shareholder agreement relating to LLC (the “Shareholder Agreement”).

Pursuant to the Shareholder Agreement, Omagine invested an additional 70,000 Omani Rials ($182,000) into LLC and agreed to make a further additional investment into LLC of 210,000 Omani Rials ($546,000) after the execution of the DA (the “OMAG Final Equity Investment”). As of December 31, 2015, Omagine had invested 300,000 Omani Rials ($780,000) into LLC. Pursuant to the Shareholder Agreement, RCA invested the value of the Land Rights as a non-cash “payment-in-kind” capital contribution to LLC on July 2, 2015.

Further pursuant to the Shareholder Agreement, the New Investors invested an aggregate of 60,000 Omani Rials ($156,000) into LLC and agreed, subject to certain conditions precedent, to make further additional investments into LLC in the aggregate amount of 26,628,125 Omani Rials ($69,233,125).

The CCC Deferred Investment Obligation and the OMAG Option

The conditions precedent to CCC and RCA being required to make their agreed $69,233,125 aggregate additional investments (their “Deferred Equity Investments”) into LLC include (1) the execution of a construction contract on or before July 1, 2016 between LLC and CCC-Oman (the “CCC-Contract”) and (2) execution of a legally binding agreement between LLC and a lender pursuant to which such lender agrees to provide Debt Financing for the first phase or any or all phases of the Omagine Project in an amount sufficient to finance the first phase of the Omagine Project’s construction plus the installment payments due to Omagine for its Success Fee and Pre-Development Expense Amount.(the “First Financing Agreement Date”).

The First Financing Agreement Date occurred on November 29, 2015 but the CCC-Contract was not executed on or before July 1, 2016 nor will it be executed and RCA and Omagine, Inc. are presently in negotiations with investors which may lead to an “Amended and Restated Shareholder Agreement”.

The failure to execute the CCC-Contract by July 1, 2016 does not relieve RCA of its continuing obligation under the Shareholder Agreement (irrespective of such CCC-Contract failure) to make RCA’s approximately $20 million Deferred Investment into LLC; but it may (under certain conditions) relieve CCC of its obligation under the Shareholder Agreement to make its approximately $49 million Deferred Investment into LLC.

Additionally pursuant to the Shareholder Agreement, such failure of the CCC-Contract to occur on or before July 1, 2016 automatically and without any further action required by any party, triggered and activated on July 2, 2016 an option in favor of Omagine, Inc. (the “OMAG Option”) to purchase all LLC Shares presently owned by CCC at any time of OMAG’s choosing prior to July 1, 2017 at a price equal to CCC’s original purchase price of 22,500 Omani Rials ($58,500). Furthermore pursuant to the Shareholder Agreement, neither CCC-Oman nor CCC-Panama is permitted to sell any of such LLC Shares presently owned by them prior to July 2, 2017 to any Person other than Omagine, Inc., or to a purchaser designated by Omagine, Inc., in a sale made pursuant to the exercise of the OMAG Option. (See Note 11 – Subsequent Events).

Although the LLC Shareholders are presently negotiating an Amended and Restated Shareholder Agreement, there is no assurance that it will happen. If agreement is not reached by the LLC Shareholders on the matters presently under discussion, or if alternative financing is not obtained, or if alternative shareholder arrangements are not agreed, LLC may not be able to complete the Omagine Project and may not be able to recover the $718,614,000 value of the Land Rights included in the Company’s Consolidated Balance Sheet at December 31, 2016 (See Note 2).

Further pursuant to the Shareholder Agreement, LLC is required to pay Omagine a Success Fee of $10,000,000 in five equal annual installments beginning on or within 10 days after the Draw Date and a Pre-Development Expense Amount to be determined (presently estimated at $17,920,114) payable 50% on or within 10 days after the Draw Date and 50% in five equal annual installments beginning on the first anniversary of the Draw Date. The Draw Date is defined as “the date upon which LLC draws and receives the first amount of Debt Financing pursuant to a Financing Agreement”. It is possible that the payment terms for the Pre-Development Expense Amount and the Success Fee may be modified if and only if the LLC Shareholders agree to an Amended and Restated Shareholder Agreement.